Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statement of comprehensive income
Profit for the year		£ 4,632	£ 3,595	£ 3,312	[1]
Items that do not qualify for reclassification
Remeasurement of retirement benefit schemes		(280)	(840)	(669)
Changes in fair value of credit in financial liabilities designated at FVTPL		(39)	50	(29)
FVOCI financial assets		17	59	13
Tax		79	187	164
Total - Items that do not qualify for reclassification		(223)	(544)	(521)
Items that do qualify for reclassification
FVOCI financial assets		49	(457)	(100)
Cash flow hedges	[2]	1,208	(3,277)	(848)
Currency translation		(619)	241	(382)
Tax		(361)	1,067	213
Total - Items that do qualify for reclassification		277	(2,426)	(1,117)
Other comprehensive income/(losses) after tax		54	(2,970)	(1,638)
Total comprehensive income for the year		4,686	625	1,674
Attributable to:
Ordinary shareholders		4,448	370	1,308
Preference shareholders				19
Paid-in equity holders		242	249	299
Non-controlling interests		(4)	6	48
Total comprehensive income for the year		£ 4,686	£ 625	£ 1,674

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	Refer to footnotes 6 and 7 of the Consolidated statement of changes in equity